Other operating income and expenses	6 Months Ended
Jun. 30, 2021
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2021, and 2020:

Other operating income	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Grants (Note 16)	29,625	29,503
Insurance proceeds and other	10,645	27,733
Total	40,270	57,236

Other operating expenses	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Raw materials and consumables used	(44,785)	(4,136)
Leases and fees	(3,808)	(1,285)
Operation and maintenance	(77,672)	(49,716)
Independent professional services	(18,222)	(19,136)
Supplies	(14,385)	(11,382)
Insurance	(21,932)	(17,973)
Levies and duties	(22,299)	(18,828)
Other expenses	(12,689)	(3,636)
Total	(215,792)	(126,092)

The increase in Other operating expenses in 2021 is primarily due to the business combinations made effective during the six-month period ended June 30, 2021 (Note 5).